Income Taxes - Schedule of Deferred Tax Assets (Details) (10 K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 478,922
Amortization of debt discount	19,125
Loss on settlement and change in fair value	76,500
Change in fair value	12,750
Intangibles	79,029	19,794
Net operating loss	1,364,501	160,627
Total gross deferred tax asset	2,030,828	180,421
Depreciation	(3,622)	(1,811)
Less: Valuation allowances	(2,027,206)	(178,610)
Net deferred tax asset